INCOME PER SHARE	6 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 12 -	INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the six months indicated:

	Six months ended December 31,
	2016	2017
	(Unaudited)	(Unaudited)

Numerator:
Net income attributable to the Company - basic	$31,657	$57,591

Net income attributable to the Company - diluted(i)	$31,991	$58,067

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	59,976,132	60,428,431
Effect of dilutive securities

Convertible Bond	784,400	788,800

Share options	256,024	-

Restricted shares	7,113	23,861
Weighted average ordinary shares outstanding used in computing diluted income per share	61,023,669	61,241,092

Income per share - basic	$0.53	0.95

Income per share - diluted	$0.52	0.95

(i) For the six months ended December 31, 2016 and 2017, interest accretion related to the Convertible Bond of $334 and $476, respectively, is added back to derive net income attributable to the Company for computing diluted income per share.

Vested and unissued restricted shares of 96,882 and 86,332 shares are included in the computation of basic and diluted income per share for the six months ended December 31, 2016, and 2017, respectively. The effects of share options have been excluded from the computation of diluted income per share for the six months ended December 31, 2017 as their effects would be anti-dilutive.